Prepayments and other current assets - Schedule of Prepayment and Other Current Assets (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Impairment charges	¥ 666	$ 99	¥ 0